                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment [ ] Amendment Number: ________

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian J. Maizey
Title: Chief Financial Officer, ESL Investments, Inc.,
       General Partner of RBS Partners, L.P.
Phone: (203) 861-4600

Signature, Place, and Date of Signing:


/s/ Adrian J. Maizey                       Greenwich, CT       August 16, 2010
-------------------------------------   -------------------  -------------------
(Signature)                                (City, State)            (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            10
Form 13F Information Table Value Total:     7,561,558
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-11470               ESL Investments, Inc.

Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

                       FORM 13F Information Table - Public

         Column 1:          Column 2:  Column 3:   Column 4:       Column 5:      Column 6  Column 7:        Column 8:
       --------------       ---------  ---------- ----------  ------------------ ---------- --------- ----------------------
                                                     Fair                                                Voting Authority
                                                    Market    Shares or                               ----------------------
                             Title of    CUSIP       Value    Principal SH/ Put/ Investment   Other       (a)      (b)  (c)
       Name of Issuer         Class      Number   (x $1,000)   Amount   PRN Call Discretion  Managers    Sole    Shared None
       --------------       --------- ----------- ---------- ---------- --- ---- ---------- --------- ---------- ------ ----
AutoNation, Inc.            COM       05329W-10-2    101,924  5,226,858 SH         DEFINED          1  5,226,858
AutoNation, Inc.            COM       05329W-10-2  1,111,495 56,999,732 SH          SOLE              56,999,732
AutoZone Inc.               COM       053332-10-2    386,811  2,001,917 SH         DEFINED          1  2,001,917
AutoZone Inc.               COM       053332-10-2  2,228,753 11,534,796 SH          SOLE              11,534,796
CIT Group, Inc.             COM NEW   125581-80-1    120,633  3,562,709 SH          SOLE               3,562,709
Citigroup Inc.              COM       172967-10-1     92,464 24,591,616 SH          SOLE              24,591,616
Capital One Financial Corp. COM       14040H-10-5    285,842  7,092,851 SH          SOLE               7,092,851
Genworth Financial, Inc.    COM CL A  37247D-10-6    118,815  9,090,686 SH          SOLE               9,090,686
Sears Holdings Corp.        COM       812350-10-6        709     10,977 SH         DEFINED          1     10,977
Sears Holdings Corp         COM       812350-10-6  3,114,112 48,168,778 SH          SOLE              48,168,778